UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       June 30, 2007
                                                     --------------

Check here if Amendment [ ]; Amendment Number:
                                                     --------------

This Amendment (check only one):  [  ] is a restatement
                                  [  ] add new holdings entries


Institutional Investment Manager Filing this Report:

Name:    Ironwood Investment Management, LLC
         -----------------------------------
         Address:  21 Custom House Street
         -----------------------------------
         Suite 240
         -----------------------------------
         Boston, MA 02110
         -----------------------------------

Form 13F File Number: 28-06155
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:             Charles J. Daly
                  ------------------------
Title:            Chief Compliance Officer
                  ------------------------
Phone:            617.757.7609
                  ------------------------

Signature, Place and Date of Signing:

 /s/ Charles J. Daly               Boston, MA               07/25/2007
-----------------------   ----------------------------    ---------------
      [Signature]                 [City, State]                Date


Report Type (Check only one)
---------------------------

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None.

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0
                                            ---------
Form 13F Information Table Entry Total:        118
                                            ---------
Form 13F Information Table Value Total:      315,911
                                            ---------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.



                             MB INVESTMENT PARTNERS
                                    FORM 13F
                       Ironwood Investment Management, LLC
                                  June 30, 2007

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

4 Kids Entertainment Inc.            com        350865101   2016   134430.00 SH       Sole                 77230.00         56100.00
A.M. Castle & Co.                    com        148411101   2966    82597.00 SH       Sole                 51897.00         30100.00
AVALON PHARMACEUTICALS COM           com        05346p106    954   223477.00 SH       Sole                223477.00
Actividentity Corp.                  com        00506p103   2376   516608.00 SH       Sole                311908.00        200600.00
Aes Corp Com                         com        00130H105    695    31750.00 SH       Sole                 31750.00
Airtran Holdings Inc                 com        00949P108   2007   183747.00 SH       Sole                182717.00
Allied Defense Group Com             com        019118108   1210   157375.00 SH       Sole                 74175.00         81500.00
American Intl Gp                     com        026874107    383     5473.00 SH       Sole                  5473.00
Ampco Pittsburgh B                   com        032037103   2547    63540.00 SH       Sole                 39340.00         23700.00
Analogic Corporation                 com        032657207   7168    97506.59 SH       Sole                 83800.65         13100.00
Aquila Inc                           com        03840P102   2032   496787.00 SH       Sole                327387.00        166000.00
Arch Capital Group                   com        G0450A105   2498    34435.00 SH       Sole                 23635.00         10600.00
Ariad Pharmaceuticals Inc            com        04033a100   5030   916218.00 SH       Sole                742014.00        169599.00
Aurora Oil & Gas                     com        052036100    960   450919.00 SH       Sole                449234.00
Axesstel Inc.                        com        05459t101    535   400095.00 SH       Sole                398590.00
Bank Of America Corp                 com        060505104    487     9968.00 SH       Sole                  9968.00
Bausch & Lomb Inc Com                com        071707103   3180    45793.04 SH       Sole                 45623.04
Bionova Inc Com                      com        090643107   1178   305300.00 SH       Sole                305300.00
Bristol Myers Squibb                 com        110122108    408    12932.00 SH       Sole                 12932.00
CE Franklin Ltd Com                  com        125151100   2279   197840.00 SH       Sole                120640.00         75600.00
CPI Aerostructures                   com        125919308    301    36300.00 SH       Sole                 36300.00
Cache Inc Com New                    com        127150308   2317   174613.00 SH       Sole                173778.00
Carter Inc Com                       com        146229109   3024   116587.00 SH       Sole                116052.00
Catalina Marketing                   com        148867104   2697    85620.06 SH       Sole                 85300.06
Celsion Corp                         com        15117n305   1810   270483.00 SH       Sole                270483.00
Charlotte Russe Holdings             com        161048103   2301    85633.00 SH       Sole                 85328.00
Chemtura Corp                        com        163893100   5709   513864.67 SH       Sole                421094.67         90400.00
Cherokee International Corp          com        164450108   4509   912774.00 SH       Sole                741559.00        166100.00
Chiquita Brands Int'l                com        170032809   5505   290351.40 SH       Sole                227803.06         60500.00
Cimarex Energy Co                    com        171798101   1961    49752.24 SH       Sole                 49627.24
Ciphergen Biosystems Inc             com        17252y104   1177  1213818.00 SH       Sole               1213818.00
Citigroup Inc                        com        172967101    340     6624.95 SH       Sole                  6624.95
Citizens First Bancorp               com        17461r106   3390   155507.14 SH       Sole                130097.14         24600.00
Criticare Systems Inc                com        226901106   1734   517745.00 SH       Sole                515815.00
Danka Business Sys Plc               com        236277109   4915  4509088.00 SH       Sole               3173788.00       1308700.00
Denbury Resources Inc                com        247916208   4905   130806.00 SH       Sole                130371.00
Durect Corporation                   com        266605104   9462  2457575.00 SH       Sole               2201040.00        244500.00
Dynegy Inc Del Cl A                  com        26817g102   3300   349540.00 SH       Sole                348580.00
Eastern Insurance Holdings Inc       com        276534104   2506   157737.00 SH       Sole                 97237.00         59300.00
Ems Technologies Inc.                com        26873N108   2524   114405.00 SH       Sole                114025.00
Exxon Mobil Corp                     com        30231G102   1594    19003.00 SH       Sole                 19003.00
Flanders Corp                        com        338494107   2704   352541.00 SH       Sole                350481.00
GSI Group Inc                        com        36229U102   1265   129238.00 SH       Sole                128768.00
Gene Logic                           com        368689105   1757  1272830.00 SH       Sole                771330.00        491000.00
General Elec Co                      com        369604103   1179    30806.77 SH       Sole                 30551.18
Genitope Corp                        com        37229p507    787   203836.00 SH       Sole                203141.00
Gevity Hr, Inc.                      com        374393106   2718   140604.51 SH       Sole                140199.51
Goodyear Tire & Rubr Co              com        382550101    926    26650.00 SH       Sole                 26650.00
Hanover Insurance Group Inc          com        410867105   3526    72262.00 SH       Sole                 52562.00         19300.00
Healthtronics, Inc                   com        42222L107    101    23120.00 SH       Sole                 23120.00



                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

Hewlett Packard                      com        428236103    706    15828.00 SH       Sole                 15828.00
Hms Holdings Corp                    com        40425j101   3602   188172.00 SH       Sole                187532.00
Hollis-Eden Pharm.                   com        435902101    426   208868.00 SH       Sole                208093.00
Hooker Furniture Corp                com        439038100   2455   109420.00 SH       Sole                 65720.00         42700.00
Hudson Highland Group Inc            com        443792106   4556   212986.00 SH       Sole                212246.00
I-Many, Inc.                         com        44973q103   6174  2245129.00 SH       Sole               2237709.00
Ico Inc                              com        449293109   9857   932538.00 SH       Sole                807788.00        120700.00
InFocus Corp                         com        45665b106   2048   918185.00 SH       Sole                547885.00        363000.00
InPhonic Inc                         com        45772g105   1459   311786.00 SH       Sole                310331.00
Indevus Pharmaceuticals              com        454072109   1270   188736.00 SH       Sole                188041.00
Industrial Enterprises Com New       com        456132208   1856   365440.00 SH       Sole                215840.00        146600.00
International Bus Mach               com        459200101   1009     9590.00 SH       Sole                  9590.00
International Coal Group Inc         com        45928h106   5327   890727.00 SH       Sole                741232.00        143700.00
Iomega Corp Com                      com        462030305   2522   542268.00 SH       Sole                338568.00        199600.00
Jos A Bank Clothiers Inc             com        480838101   3959    95455.00 SH       Sole                 94950.00
Kona Grill Inc Com                   com        50047h201   1927   105720.00 SH       Sole                105280.00
Ltx Corp                             com        502392103    940   169065.00 SH       Sole                168435.00
Magnetek Inc.                        com        559424106   4979   966735.00 SH       Sole                726235.00        235000.00
Material Sciences Corp               com        576674105   6064   514328.00 SH       Sole                401253.00        110400.00
Maxwell Technologies                 com        577767106   1196    84085.00 SH       Sole                 83780.00
Mckesson Hboc Inc                    com        58155Q103    860    14425.00 SH       Sole                 14425.00
Measurement Specialties              com        583421102   1740    73467.00 SH       Sole                 73202.00
Mentor Graphics                      com        587200106   2090   158687.00 SH       Sole                158137.00
Merck & Co. Inc                      com        589331107    402     8074.00 SH       Sole                  8074.00
Mocon Inc                            com        607494101   1092    95555.00 SH       Sole                 95555.00
Moldflow Corporation                 com        608507109   2574   117109.00 SH       Sole                116664.00
Motorola Inc                         com        620076109    447    25275.00 SH       Sole                 25275.00
Mti Technology Corp                  com        553903105    189   573855.00 SH       Sole                571700.00
Nautilus Inc                         com        63910b102   1572   130532.26 SH       Sole                130202.26
Newpark Resources                    com        651718504   3823   493235.00 SH       Sole                490645.00
Nms Communications Corp              com        629248105   1272   739260.00 SH       Sole                736860.00
Novagold Resources Inc               com        66987e206   4748   315932.00 SH       Sole                251847.00         62200.00
Novavax                              com        670002104   4622  1593932.00 SH       Sole               1187677.00        397100.00
Olin Corp                            com        680665205   2602   123925.00 SH       Sole                 73025.00         49900.00
Omnova Solutions Inc                 com        682129101   4168   688972.00 SH       Sole                489272.00        195600.00
Parallel Petroleum Corp.             com        699157103   3183   145365.00 SH       Sole                144815.00
Pegasystems Inc                      com        705573103   2375   217330.60 SH       Sole                216635.60
Pepsico Inc                          com        713448108    467     7205.00 SH       Sole                  7205.00
Petrohawk Energy Corp                com        716495106   6147   387608.00 SH       Sole                314108.00         71100.00
Pfizer Inc                           com        717081103    445    17388.00 SH       Sole                 17388.00
Photon Dynamics                      com        719364101    912    83631.00 SH       Sole                 83336.00
Plato Learning, Inc.                 com        72764Y100    985   214078.00 SH       Sole                213303.00
Pma Capital Corporation-Cl A         com        693419202   3919   366623.00 SH       Sole                365438.00
Polyone Corp                         com        73179P106   4069   565935.00 SH       Sole                406535.00        156200.00
Progessive Corp Ohio                 com        743315103    337    14100.00 SH       Sole                 14100.00
Progress Software                    com        743312100   5402   169938.00 SH       Sole                169313.00
Proliance International Inc          com        74340r104   2327   750700.00 SH       Sole                418800.00        325300.00
Quadramed Corp                       com        74730w101   1378   451700.00 SH       Sole                451700.00
Railpower Technologies Inc           com        750758104     37    86485.00 SH       Sole                 86485.00
Safeway Inc Com New                  com        786514208    289     8480.00 SH       Sole                  8480.00
Semitool Inc                         com        816909105   2070   215365.00 SH       Sole                214545.00
Shaw Group Inc Com                   com        820280105   8065   174220.00 SH       Sole                173490.00
Softbrands Inc                       com        83402A107   2784  1338646.00 SH       Sole                809304.00        518642.00
Sonus Networks Inc                   com        835916107   5226   613408.00 SH       Sole                611448.00
Steve Madden Ltd                     com        556269108   3261    99551.59 SH       Sole                 99196.59
Strategic Diagnostics Inc            com        862700101   1442   317618.00 SH       Sole                316598.00
Sunopta Inc.                         com        8676ep108   6501   583015.00 SH       Sole                580195.00
Sycamore Networks Inc Com            com        871206108   2056   511492.00 SH       Sole                509777.00
Synovis Life Technologies Inc        com        87162G105   1212    84190.00 SH       Sole                 83885.00
Sypris Solutions Inc.                com        871655106   1318   164296.59 SH       Sole                163746.59
Tempur-Pedic International Inc       com        88023u101   5821   224756.16 SH       Sole                223991.16




                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

U.S. Physical Therapy                com        90337l108   2718   201758.00 SH       Sole                200663.00
Varian Semiconductor Equipment       com        922207105  12110   302301.00 SH       Sole                301391.00
Vicor                                com        925815102   2142   161901.60 SH       Sole                161321.60
Vivus Inc                            com        928551100   2674   511230.00 SH       Sole                509295.00
Westaff Inc.                         com        957070105   3376   777833.00 SH       Sole                443717.00        327816.00
Williams Control Inc                 com        969465608   4252   243123.00 SH       Sole                176523.00         65200.00
Xerox Corp                           com        984121103    223    12065.00 SH       Sole                 12065.00
REPORT SUMMARY                118 DATA RECORDS              315911            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
